Related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Purchases / interest	$ 15,461	$ 15,660
Sold service	40,849	241
Receivables	179		$ 4,042
Payables/ borrowings	116,540		117,207
Revenue	211,637	306,004
License revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of transactions between related parties [line items]
Revenue	39,750	0
Alvogen Lux Holdings S.à r.l. – Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	1,473	3,925
Sold service	0	0
Receivables	0		0
Payables/ borrowings	1,434		0
Aztiq Consulting ehf. – Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	90	0
Sold service	0	0
Receivables	0		5
Payables/ borrowings	85		0
Flóki-Art ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	0
Sold service	0	0
Receivables	0		0
Payables/ borrowings	411		430
Aztiq UK Ltd. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	132
Sold service	0
Receivables
Payables/ borrowings	82
Alvogen Finance B.V. - Sister Company
Disclosure of transactions between related parties [line items]
Purchases / interest	731	415
Sold service	0	0
Receivables	0		0
Payables/ borrowings	0		0
Lotus Pharmaceuticals Co. Ltd. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	1
Sold service	92	0
Receivables	90		0
Payables/ borrowings	0		0
Alvogen Inc. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	37
Sold service	92	3
Receivables	89
Payables/ borrowings	656		656
Entity under common influence/control
Disclosure of transactions between related parties [line items]
Sold service	39,750
Klettagarðar 6 ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	673
Sold service	915
Receivables
Payables/ borrowings	2,898
L41 ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	4	36
Sold service	0	0
Receivables	0		0
Payables/ borrowings	2		6
Flóki Invest ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	778	516
Sold service	0	0
Receivables	0		0
Payables/ borrowings	799		276
Alvogen Spain SL - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	0	0
Sold service	0	0
Receivables	0		0
Payables/ borrowings	15		16
Norwich Clinical Services Ltd - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	761	738
Sold service	0	0
Receivables	0		0
Payables/ borrowings	597		605
Hlíðarvegur 20 ehf.
Disclosure of transactions between related parties [line items]
Purchases / interest	21	18
Sold service	0	0
Receivables	0		0
Payables/ borrowings	0		0
Fasteignafélagið Eyjólfur ehf - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	8,158	7,707
Sold service	0	0
Receivables	0		0
Payables/ borrowings	95,858		96,304
Flóki fasteignir ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest	2,640	1,324
Sold service	0	0
Receivables	0		0
Payables/ borrowings	$ 13,703		15,838
ATP Holdings ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		210
Sold service		32
Receivables			0
Payables/ borrowings			125
Alvogen Iceland ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		6
Sold service		0
Receivables			0
Payables/ borrowings			0
Alvogen ehf. - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		0
Sold service		22
Receivables
Payables/ borrowings			0
Alvogen UK - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		93
Sold service		0
Receivables			0
Payables/ borrowings			28
Klettagarðar 6 ehf.
Disclosure of transactions between related parties [line items]
Purchases / interest		0
Sold service		0
Receivables			4,037
Payables/ borrowings			2,923
Adalvo Limited - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		621
Sold service		184
Receivables
Payables/ borrowings
Alvogen Malta Sh. Services - Sister company
Disclosure of transactions between related parties [line items]
Purchases / interest		13
Sold service		$ 0
Receivables			0
Payables/ borrowings			$ 0